BlackRock Bond Allocation Target Shares

BATS: Series C Portfolio

BATS: Series M Portfolio

BATS: Series P Portfolio

BATS: Series S Portfolio

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 22, 2012
to the Statement of Additional Information dated July 28, 2011

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “Part I: Information

About the BlackRock Bond Allocation Target Shares” is supplemented as follows:

	BATS: Series C Portfolio	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	x	x	x	x

The section entitled “Management and Administration Arrangements — Information Regarding the Portfolio Managers” is revised as set forth below.

The subsection entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following information:

The following table sets forth information about funds and accounts other than BATS: Series C Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2011.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Jeffrey Cucunato	6	16	74	0	8	2
	$1.86 Billion	$8.09 Billion	$34.36 Billion	$0	$4.91 Billion	$680.8 Million
Matthew Marra	31	2	5	0	0	0
	$27.86 Billion	$542.2 Million	$1.46 Billion	$0	$0	$0

The following table sets forth information about funds and accounts other than BATS: Series M Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2011.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew Marra	31	2	5	0	0	0
	$27.88 Billion	$542.2 Million	$1.46 Billion	$0	$0	$0
Akiva Dickstein	4	20	20	0	2	1
	$2.48 Billion	$5.13 Billion	$7.57 Billion	$0	$1.28 Billion	0
Matthew Kraeger	2	17	22	0	1	1
	$1.34 Billion	$2.37 Billion	$7.71 Billion	$0	$131.2 Million	0

The following table sets forth information about funds and accounts other than BATS: Series P Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2011.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

James Keenan, CFA	22	19	25	0	12	2
	$12.16 Billion	$6.35 Billion	5.07 Billion	$0	$2.09 Billion	$271.2 Million
Matthew Marra	31	2	5	0	0	0
	$28.19 Billion	$542.2 Million	$1.46 Billion	$0	$0	$0

The following table sets forth information about funds and accounts other than BATS: Series S Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2011.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Thomas Musmanno, CFA	5	8	67	0	2	1
	$2.89 Billion	$2.78 Billion	$19.86 Billion	$0	$940.9 Million	220.9 Million
Stuart Spodek	10	8	51	0	3	2
	$10.06 Billion	$2.01 Billion	$16.35 Billion	$0	$940.8 Million	$321.9 Million
Matthew Marra	31	2	5	0	0	0
	$28.04 Billion	$542.2 Million	$1.46 Billion	$0	$0	$0

The subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is revised to add following information with respect to the Funds:

Portfolio Manager	Fund(s) Managed	Benchmarks Applicable to Each Manager
Akiva Dickstein Matthew Kraeger	Series M Portfolio	A combination of market-based indices (e.g. Citigroup Mortgage Index, Barclays Capital GNMA MBS Index), certain customized indices and certain fund industry peer groups.
Matthew Marra	Series C Portfolio Series M Portfolio Series P Portfolio Series S Portfolio	A combination of market-based indices (e.g., Barclays Capital U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Stuart Spodek Thomas Musmanno, CFA	Series S Portfolio	A combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups.
Jeffrey Cucunato	Series C Portfolio	A combination of market-based indices (e.g., Barclays Capital Long Government/Credit Index), certain customized indices and certain fund industry peer groups.
James Keenan, CFA	Series P Portfolio	A combination of market-based indices (e.g., The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

2

The subsection entitled “Portfolio Manager Beneficial Holdings” is revised to add the following information with respect to the Funds as of December 31, 2011:

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Jeffrey Cucunato	Series C Portfolio	None
Akiva Dickstein	Series M Portfolio	None
Matthew Marra	Series C Portfolio	None
	Series M Portfolio	None
	Series P Portfolio	None
	Series S Portfolio	None
Matthew Kraeger	Series M Portfolio	None
Stuart Spodek	Series S Portfolio	None
Thomas Musmanno, CFA	Series S Portfolio	None
James Keenan, CFA	Series P Portfolio	None

Shareholders should retain this Supplement for future reference.

Code# SAI-BATS-0212SUP